INTANGIBLES (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 215,000	$ 215,000
Less: accumulated amortization	(35,833)	(3,583)
Intangibles, net	179,167	211,417
QPAGOS Corporation - Parent Company [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost		215,000
Less: accumulated amortization		(3,583)
Intangibles, net		211,417
Software License [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 215,000	215,000
Software License [Member] | QPAGOS Corporation - Parent Company [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost		$ 215,000